Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 11, 2012
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 11, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul. 11, 2012
PowerShares DWA SmallCap Technical Leaders Portfolio (Prospectus Summary) | PowerShares DWA SmallCap Technical Leaders Portfolio | PowerShares DWA SmallCap Technical Leaders Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWAS